Fees Summary	Mar. 12, 2026 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 24,975,142,500.00
Previously Paid Amount	0.00
Total Fee Amount	3,449,067.19
Total Offset Amount	0.00
Net Fee	$ 3,449,067.19
Narrative - Max Aggregate Offering Amount | shares	25,000,000,000
Final Prospectus	true